Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.220.8412 F: +1 202.637.3593 ericsimanek@eversheds-sutherland.com

January 5, 2024

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Strategic Trust

Registration Statement on Form N-1A

1933 Act Registration File No. 333-258490

1940 Act File No. 811-23723

CIK - 0001873280

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Strategic Trust (the “Trust”). This filing is being made to register shares of the Daily Delta N100 Upside Option Strategy ETF, Daily Delta N100 Downside Option Strategy ETF, Daily Delta S500 Upside Option Strategy ETF, Daily Delta S500 Downside Option Strategy ETF, Daily Delta R2000 Upside Option Strategy ETF, and Daily Delta R2000 Downside Option Strategy ETF, each a new series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 220-8412.

Respectfully submitted,

EVERSHEDS SUTHERLAND (US) LLP

By:	/s/ Eric Simanek
Eric Simanek

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.